March 25, 2011
Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549
     Re:   Advisers Investment Trust
Ladies and Gentlemen:
     On behalf of Advisers Investment Trust (the “Trust”), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, the Trust’s Registration Statement on Form N-1A. Advisers Investment Trust will concurrently file Form N-8A.
     If you have any questions concerning this filing, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,
/s/ Thompson Hine LLP

Thompson Hine LLP